OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the pension benefits
At the beginning of the year	$ 4,897	$ 5,963
Service cost	256	329
Interest cost	6,736	4,042
Actuarial results	28	915	$ (189)
RECPAM	(3,352)	(6,352)
At the end of the year	$ 8,565	$ 4,897	$ 5,963